Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,323,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,011.31
Total Offset Amount	0.00
Net Fee	1,011.31
Narrative - Max Aggregate Offering Price	$ 7,323,000.00
Final Prospectus	true